SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2011	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2010 Convertible Subordinated Notes Series A [Member]	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member]	Dec. 31, 2011 Convertible Subordinated Notes Series B [Member]
Supplementary Financial Statement Information [Line Items]
Unrecognized loss on marketable securities		$ 160
Other-than-temporary impairment recorded as financial expense	1,000
Other income	369	1,600
Amount paid for services		$ 48		$ 24
Shares available for purchase	5,099,957	5,310,025	9,131,872
Shares available for issuance					5,326,823	1,285,640	1,285,714	2,173,825	3,077,900
Warrants available for purchase	2,529,771	2,385,771	2,529,771	2,385,771